                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ] Amendment Number: __________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hill Air Company I, LLC
Address: PO Box 269014
         Plano, Texas 75026

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Radunsky
Title: Chief Operating Officer
Phone: (972) 535-1983

Signature, Place, and Date of Signing:


/s/ David Radunsky                           Dallas, TX          April 23, 2010
-------------------------------------   --------------------   -----------------
(Signature)                                 (City, State)            (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1
Form 13F Information Table Entry Total:      21
Form 13F Information Table Value Total: 111,197 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
 1    028-10140              Petrus Securities L.P.

                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
       --------------        --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                           VOTING AUTHORITY
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
       NAME OF ISSUER         TITLE OF CLASS   CUSIP    (X1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
       --------------        --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AUTOMATIC DATA PROCESSING IN       COM       053015103    9,539    271,300 SH          SOLE           1    271,300
AUTOZONE INC                       COM       053332102    9,221     56,700 SH          SOLE           1     56,700
CISCO SYS INC                      COM       17275R102    7,354    438,500 SH          SOLE           1    438,500
COCA COLA CO                       COM       191216100    4,395    100,000 SH          SOLE           1    100,000
COMCAST CORP NEW                   CL A      20030N101    3,069    225,000 SH          SOLE           1    225,000
COMCAST CORP NEW                 CL A SPL    20030N200    3,815    296,400 SH          SOLE           1    296,400
COSTCO WHSL CORP NEW               COM       22160K105    6,258    135,100 SH          SOLE           1    135,100
DARDEN RESTAURANTS INC             COM       237194105    5,547    161,900 SH          SOLE           1    161,900
DST SYS INC DEL              DBCV 4.125% 8/1 233326AB3    3,882  4,000,000 SH          SOLE              4,000,000
EBAY INC                           COM       278642103    3,897    310,300 SH          SOLE           1    310,300
INTUIT                             COM       461202103    9,248    342,509 SH          SOLE           1    342,509
JOHNSON & JOHNSON                  COM       478160104    5,365    102,000 SH          SOLE           1    102,000
LAWSON SOFTWARE INC NEW      NOTE 2.500% 4/1 52078PAA0    3,170  4,000,000 SH          SOLE              4,000,000
MSC SOFTWARE CORP                  COM       553531104    2,827    501,204 SH          SOLE           1    501,204
PROGRESSIVE CORP OHIO              COM       743315103    6,070    451,600 SH          SOLE           1    451,600
PROTEIN DESIGN LABS INC      NOTE 2.750% 8/1 74369LAD5    3,930  4,000,000 SH          SOLE              4,000,000
SONIC CORP                         COM       835451105    4,718    470,825 SH          SOLE           1    470,825
SPDR GOLD TRUST                  GOLD SHS    78463V107      948     10,500 SH          SOLE           1     10,500
TARGET CORP                        COM       87612E106    5,452    158,528 SH          SOLE           1    158,528
TJX COS INC NEW                    COM       872540109   10,543    411,200 SH          SOLE           1    411,200
WAL MART STORES INC                COM       931142103    1,949     37,400 SH          SOLE           1     37,400